Accounts, other receivables, and publisher advance (Tables)	9 Months Ended
May 31, 2022
Schedule of accounts and other receivables

The Company’s accounts and other receivables are comprised of the following:

	May 31, 2022	August 31, 2021
	$	$

Trade accounts receivable	8,836,051	9,677,725
Other receivables	50,857	53,387
Allowance for doubtful accounts	(1,022,636)	(1,084,305)
	7,864,272	8,646,807

Schedule of allowance for doubtful accounts

A continuity of the Company’s allowance for doubtful accounts is as follows:

	2022	2021
	$	$

Balance, August 31,	(1,084,305)	(874,438)
Provision, bad debt expense	-	(72,636)
Write-offs	61,669	3,540
Balance, May 31,	(1,022,636)	(943,534)